INTANGIBLE ASSETS OTHER THAN GOODWILL - Amortization Expense (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Unfavorable lease terms	$ 342	$ 342
Favorable lease terms charter-out	(5,924)	(4,323)
Total	$ (5,582)	$ (3,981)